CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise		Year Ended				Year Ended
Price	Expiry	December 31,				December 31,
	Date	2017	Granted	Exercised	Expired	2018
$0.30(USD)	November 28, 2022	825,000	-	8,334	(66,666)	750,000
$0.90(USD)	July 6, 2022	50,000	-	-	-	50,000
$0.70(CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85(CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30(USD)	August 18, 2021	1,325,000	-	-	(150,000)	1,175,000
$0.50(USD)	August 20, 2023	-	750,000	-	-	750,000
$0.57(USD)	April 17, 2023	-	200,000	-	-	200,000
Total outstanding		2,328,571	950,000	(8,334)	(216,666)	3,053,571
Total exercisable		845,238				1,353,571

Exercise		Year Ended				Year Ended
Price	Expiry	December 31,				December 31,
	Date	2016	Granted	Exercised	Expired	2017
$1.45(USD)	March 31, 2017	670,000	-	-	(670,000)	-
$2.12(USD)	August 25, 2017	400,000	-	-	(400,000)	-
$0.70(CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85(CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30(USD)	August 18, 2021	1,325,000	-	-	-	1,325,000
$0.90(USD)	July 6, 2022	-	50,000	-	-	50,000
$0.30(USD)	November 28, 2022	-	825,000	-	-	825,000
Total outstanding		2,523,571	875,000	-	(1,070,000)	2,328,571
Total exercisable		1,198,571				845,238

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2016	2,523,571	$1.61
Granted	875,000	$0.33
Expired	(1,070,000)	$1.70
Outstanding, December 31, 2017	2,328,571	$1.11
Granted	950,000	$0.51
Exercised	(8,334)	$0.30
Expired	(216,666)	$0.99
Outstanding, December 31, 2018	3,053,571	$0.92

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Risk-free interest rate (average)	2.15%	1.56%	0.58%
Estimated volatility (average)	66.56%	61.95%	64.76%
Expected life in years	5.00	5.00	4.18
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.29	$0.17	$0.63